Company's Operations - Summary (Details) - item	Dec. 31, 2025	Mar. 31, 2025
Company's Operations [Line Items]
Number of Industrial Units	16
Number of Technology Centers		7,000
BRAZIL
Company's Operations [Line Items]
Number of Technology Centers		4,000
Number of Distribution Centers		28
BRAZIL | Fibria
Company's Operations [Line Items]
Number of Ports		4
CANADA
Company's Operations [Line Items]
Number of Technology Centers		1,000
CHINA
Company's Operations [Line Items]
Number of Technology Centers		1,000
ISRAEL
Company's Operations [Line Items]
Number of Technology Centers		1,000
Suzano Industrial | BRAZIL
Company's Operations [Line Items]
Number of Industrial Units	14
Suzano Industrial | State of Sao Paulo
Company's Operations [Line Items]
Number of Industrial Units	2
Suzano Packaging LLC (Indirect) | UNITED STATES
Company's Operations [Line Items]
Number of Industrial Units	2
Suzano Packaging LLC (Indirect) | Pine Bluff
Company's Operations [Line Items]
Number of Industrial Units	2
Suzano Packaging LLC (Indirect) | Waynesville [Member]
Company's Operations [Line Items]
Number of Industrial Units	2